Other Current and Long-term Liabilities (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Oct. 07, 2021
Jaymax [Member]
Other Current and Long-term Liabilities [Line Items]
Business combination shares issuable value based on milestone achievement	$ 1,400,000	$ 1,400,000	$ 1,400,000